File No. 333-89544
                         As filed with the SEC on November 14, 2002

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X__

                        Pre-Effective Amendment No.   ____
                        Post-Effective Amendment No.       __1__
                        (Check appropriate box or boxes)

                               MONEY MARKET OBLIGATIONS TRUST
                     (Exact Name of Registrant as Specified in Charter)

                                       (412) 288-1900
                              (Area Code and Telephone Number)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

     (Address of Principal Executive Offices -- Number, Street, City, State, Zip
Code)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779

     (Name and Address of Agent for Service -- Number,  Street, City, State, Zip
Code)

                                          Copy to:

                                Matthew G. Maloney, Esquire
                          Dickstein Shapiro Morin & Oshinsky, LLP
                                     2101 L Street, NW
                                 Washington, DC 20037-1526
                                       (202) 828-2218



                   It is proposed that this filing will become effective
                      immediately upon filing pursuant to Rule 485(b).


     Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is due because Registrant is relying on Section 24(f).
















PART C.      OTHER INFORMATION.

Item 15.  Indemnification:

     Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1 Conformed copy of Restatement and Amendment Numbers 1-18 to the Declaration of Trust of the Registrant;(35)
2     Copy of By-Laws and Amendments 1-4 of the Registrant;(35)
3     Not Applicable
4     Conformed copy of Agreement and Plan of Reorganization*
  5     Copy of Specimen Certificate for Shares of Beneficial Interest of
      the Registrant; (See Appendix)
6     Conformed copy of Investment Advisory Contract and Exhibits A-PP of the Registrant;(35)
6.1 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant;(38)
7     Conformed copy of Distributor's Contract and Exhibits A-R of the
      Registrant;(35)
7.1 Conformed copy of Amendment to the Distributor's Contract of the Registrant;(38)
7.2 Conformed copy of Distributor's Contract of the Registrant (Liberty U.S. Government Money Market Trust - Class B Shares);(23)
7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269);
8     Not Applicable;
9     Conformed copy of Custodian Agreement of the Registrant;(8)
9.1   Conformed copy of Custodian Fee Schedule; (17)
10    Conformed copy of Distribution Plan and Exhibits A-I of the
      Registrant;(35)
10.1 The responses described in Item 23(e) (iv) of Form N-1A are hereby incorporated by reference.
10.2 The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item 23(n) of the Federated American Leaders Fund,
      Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704);
11    Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued;*
12    Conformed copy of Opinion regarding tax consequences of
      Reorganization;*
13 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and
      Custody Services Procurement;(21)
13.1 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement;(38)
13.2 Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant;(21)
13.3 Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.4 Conformed copy of Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.5 Conformed copy of Shareholder Services Agreement (Massachusetts Municipal Cash Trust - Boston 1784 Fund Shares); (24)
13.6 Conformed copy of Exhibit to the Amended and Restated Shareholder Services Agreement;(30)
13.7 The responses described in Item 23(e)(iv) of Form N-1A are hereby incorporated by reference.
13.8 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021).
14 Conformed copy of consent of Independent Auditors of Automated Government Cash Reserves, Ernst & Young LLP; (39)
14.1 Conformed copy of consent of Independent Auditors of FirstMerit Funds, Arthur Andersen LLP; (39)
15    Not Applicable;
16    Conformed copy of Power of Attorney of the Registrant;(23)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;(23)
16.2  Conformed copy of Power of Attorney of Treasurer of the Registrant;(18)
16.3  Conformed copy of Power of Attorney of Trustee of the Registrant;(26)
17    Form of Proxy. (39)

*     Filed electronically
8 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994 (File Nos. 33-31602 and 811-5950).
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998 (File Nos. 33-31602 and 811-5950).
18 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999 (File Nos. 33-31602 and 811-5950).
21    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 33 on Form N-1A filed   August 27, 1999(File Nos.
      33-31602 and 811-5950).
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999 (File Nos. 33-31602 and 811-5950).
24 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999 (File Nos. 33-31602 and 811-5950).
26 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000 (File Nos. 33-31602 and 811-5950).
30 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 28, 2000 (File Nos. 33-31602 and 811-5950).
35    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed      May 29, 2001(File Nos.
      33-31602 and 811-5950).
38 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001 (File Nos. 33-31602 and 811-5950).
39 Response is incorporated to Registrant's Registration Statement on Form N-14 filed on May 31, 2002 (File No. 333-89544)

                                          Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).

(iii)Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).

(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).

(v) California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).

(vii)Federated   Master  Trust;   (Response  is  incorporated  by  reference  to
     Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).

(viii) Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-5035).

(ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).

(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).

(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).

(xii)Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).

(xiii)  Liquid  Cash  Trust;   (Response   is   incorporated   by  reference  to
     Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).

(xiv)Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).

(xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xvi)Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional
     Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xix)North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xxi)Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and 811-5911).

(xxiii)  Pennsylvania  Municipal Cash Trust -  Institutional  Service Shares and
     Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29,1996. File Nos. 33-31259 and 811-5911).

(xxv)Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).

(xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).

(xxvii)  Trust  for  Short-Term  U.S.   Government   Securities;   (Response  is
     incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).

(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. File Nos. 2-49591 and 811-2430).

(xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxx)Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).

(xxxi) Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).

(xxxii)  Liquid  Cash  Trust   (Response   is   incorporated   by  reference  to
     Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).











Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

       [Signatures Next Page]


                                         SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on November 14, 2002.


                         MONEY MARKET OBLIGATIONS TRUST


                         By: /s/ Leslie K. Ross
                         Name: Leslie K. Ross
                         Title: Assistant Secretary
                         Attorney-In-Fact for John F. Donahue
                         November 14, 2002

                  [Signatures Continued Next Page]

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                        TITLE                     DATE
   /s/ Leslie K. Ross       Assistant Secretary and   November 14, 2002
Leslie K. Ross              Attorney-In-Fact for the
                            Persons Listed Below
      John F. Donahue*      Chairman and Trustee
      J. Christopher        President and Trustee
Donahue*                    (Principal Executive
                            Officer)
      Richard J. Thomas*    Treasurer (Principal
                            Financial Officer)
      J. Thomas Madden*     Chief Investment Officer
      Thomas G. Bigley*     Trustee
      John T. Conroy, Jr.*  Trustee
      Nicholas P.           Trustee
Constantakis*
      John F. Cunningham*   Trustee
      Lawrence D. Ellis,    Trustee
M.D.*
      Peter E. Madden*      Trustee
      Charles F.            Trustee
Mansfield, Jr.*
      John E. Murray, Jr.,  Trustee
J.D., S.J.D.*
      Marjorie P. Smuts*    Trustee
      John S. Walsh*        Trustee
 * By Power of Attorney